Revenue from services provided - Summary of Contract Assets and Deferred Revenue Related to Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Loss allowance	$ (134)	$ (120)
Total contract assets	45,498	31,932
Current	34,114	24,517
Non-current	11,384	7,415
Total deferred revenue	54,738	42,532
Current	32,521	25,948
Non-current	22,217	16,584
Subscription cost [member]
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Contract assets before loss allowance	44,722	30,077
Total deferred revenue	53,924	40,671
Services cost [member]
Disclosure of Detailed Information about Contract Assets and Contract Liabilities [Line Items]
Contract assets before loss allowance	910	1,975
Total deferred revenue	$ 814	$ 1,861